PIMCO Emerging Markets Local Currency and Bond Fund Expense Example, No Redemption - PIMCO Emerging Markets Local Currency and Bond Fund	Oct. 01, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 570
Expense Example, No Redemption, 3 Years	979
Expense Example, No Redemption, 5 Years	1,412
Expense Example, No Redemption, 10 Years	2,615
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	278
Expense Example, No Redemption, 3 Years	853
Expense Example, No Redemption, 5 Years	1,454
Expense Example, No Redemption, 10 Years	$ 2,900